INVESTMENTS IN REHABILITATION AND OTHER FUNDS (Tables)	12 Months Ended
Jun. 30, 2026
Miscellaneous non-current assets [abstract]
Investments in environmental rehabilitation guarantees

Amounts in R million	Note	2026	2025

Investment in Guardrisk Cell Captive (a)
Balance at the beginning of the year		1,002.8	912.5
Growth	6	97.8	90.3

Investments in rehabilitation and other funds		1,100.6	1,002.8

(a) Investment in Guardrisk Cell Captive allocation
Environmental rehabilitation		841.5	765.0
Directors’ and officers’ insurance		128.4	118.4
Other funds		130.7	119.4
		1,100.6	1,002.8

Sensitivity analysis for types of market risk

Amounts in R million	2026	2025

100bp increase	11.0	10.0
100bp (decrease)	(11.0)	(10.0)

Amounts in R million	2026	2025

10% increase	25.3	23.0
10% (decrease)	(25.3)	(23.0)